Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues
17	Revenues

The revenues as of December 31, 2024, 2023 and 2022, are summarized as follows:

	2024	2023	2022
Maritime
Offshore vessels	$803,027	$462,801	$527,571
Parcel tankers	193,943	246,291	351,539
Fuel oil transportation	264,742	57,220	-
Shipping agencies	1,497	29,217	31,379
Commercialization of hydrocarbons	19,785	-	-
Maritime administration services (a)	-	-	16,343
Bulk carrier (b)	-	-	304,269

Maritime infrastructure
Shipyard	262,220	200,496	118,441

Logístics, ports and terminals
Intermodal terminal	39,876	37,991	38,910
Repair of containers	3,471	21,008	110,966
Automotive services	12,389	8,036	5,442
Port services	6,206	6,080	5,659

Warehousing and other businesses
Warehousing	146,420	149,507	172,537
Total consolidated revenue	$1,753,576	$1,218,647	$1,683,056

(a)	As discussed in Note 4.19, the contract that Grupo TMM had as maritime administrator with Marítima del Golfo was terminated on August, 2022.

(b)	The merchandise transportation operation contract terminated in the first quarter of 2023.

The Company’s revenues do not show any particular grouping characteristic, such as by type of customer (government and private), geographic zone, etc. The main grouping is shown based on the type of revenue for each segment. Moreover, as discussed in Note 4.19, all of the Company’s revenues are recognized over time.